SIGNIFICANT TRANSACTIONS - Acquisition in Pakistan (Details) $ in Millions		12 Months Ended
	Jul. 01, 2016 USD ($) EquityInstruments	Dec. 31, 2016 USD ($)
Warid
Acquisitions
Percentage of interests acquired	100.00%
Non-current assets
Property and equipment	$ 199
Intangible assets	201
Deferred tax assets	308
Other financial assets	2
Current assets
Inventories	1
Trade and other receivables	26
Other non-financial assets	23
Current income tax assets	17
Cash and cash equivalents recognised as of acquisition date	7
Non-current liabilities
Financial liabilities	(402)
Provisions	(6)
Other non-financial liabilities	(15)
Current liabilities
Trade and other payables	(113)
Other non-financial liabilities	(83)
Other financial liabilities	(45)
Total identifiable net assets at fair value	120
Total consideration transferred, acquisition-date fair value	321
Goodwill resulting from the acquisition	201
Shares issued by PMCL	274
Contingent consideration liability	47
Analysis of cash flows on acquisition
Net cash acquired with the subsidiary (included in cash flows from investing activities)	7
Net cash flow on acquisition	7
Period adjustments to the provisional fair values of the assets acquired, liabilities assumed and consideration to date	0
Trade and other receivables, gross	33
Trade and other receivables, expected not to be collected	7
Revenue contributed since date of acquisition	161
Loss contributed since date of acquisition	6
Revenue from continuing operations contributed if the combination had taken place at the beginning of the year	313
Loss before tax from continuing operations contributed if the combination had taken place at the beginning of the year	37
Change in contingent consideration	$ 0
Options exercisable period (in years)	4 years
Put-option redemption liability	$ 274
Non-controlling interest recognized	$ 0
Interest expense		$ 21
Foreign exchange loss		1
Pakistan Mobile Communications Limited
Analysis of cash flows on acquisition
Shares issued as consideration | EquityInstruments	679,604,049
Discount rate	14.10%
Terminal growth rate	4.00%
Earn-out payment agreed period (in years)	4 years
Dividends		7
Carrying value of put-option redemption liability		$ 290
Pakistan Mobile Communications Limited | Warid
Acquisitions
Consideration transferred (as a percent)	15.00%